Document and Entity Information	Nov. 24, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 24, 2025
Entity Registrant Name	AMBARELLA, INC.
Entity Incorporation State Country Code	E9
Entity File Number	001-35667
Entity Tax Identification Number	98-0459628
Entity Address Address Line 1	3101 Jay Street
Entity Address City Or Town	Santa Clara
Entity Address State Or Province	CA
Entity Address Postal Zip Code	95054
City Area Code	408
Local Phone Number	734-8888
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, $0.00045 par value
Trading Symbol	AMBA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001280263